INTERBANK BORROWINGS	12 Months Ended
Dec. 31, 2018
Interbank Borrowings
INTERBANK BORROWINGS

NOTE 19

INTERBANK BORROWINGS

As of December 31, 2018 and 2017 the line item Interbank borrowings is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Loans from financial institutions and the Central Bank of Chile
Other obligations with Central Bank of Chile	-	5
Subtotal	-	5
Loans from domestic financial institutions	-	480
Loans from foreign financial institutions
Bank of America N,A, Us Foreig	338,906	228,309
Sumitomo Mitsui Banking Corporation	278,761	259,199
Citibank N,A,	241,041	191,494
Mizuho Bank Ltd Ny	223,829	215,967
Wells Fargo Bank N,A,	216,749	235,058
The Bank of Nova Scotia	163,927	86,419
The Bank of New York Mellon	69,921	30,839
Corporacion Andina De Fomento	52,371	-
Standard Chartered Bank	50,960	225,966
Barclays Bank PLC London	34,965	30,886
Hsbc Bank Plc Ny	34,936	30,875
Wachovia Bank, NA	33,499	-
Banco Santander Brasil S,A,	8,040	5,225
Bank of China	7,777	831
Banco Santander Hong Kong	6,047	8,341
Deutsche Bank A,G,	5,558	157
Bnp Paribas, Hong Kong Branch	3,554	-
Keb Hana Bank	2,318	396
Rabobank, Hong Kong Branch	1,548	-
Hong Kong and Shanghai Banking	1,300	222
Banco Santander Central Hispano	1,295	312
Unicredito Italiano SPA	1,117	264
Bank of Tokio Mitsubishi	1,032	453
Banco Bilbao Vizcaya Argentaria	888	-
Standard Chartered Bank Malays	843	-
Dexia Bank SA	789	-
Banque Bruxelles Lambert S,A,	509	-
Hsbc Bank USA	394	38
Shinhan Bank	380	394
United Bank of India	378	-
Woori Bank	356	105
State Bank of India	331	110
Banca Commerciale Italiana S,P,	288	31
Canara Bank	237	224
Shanghai Pudong Development Ba	237	-
Banco de Galicia Y Buenos Aires	231	-
Bank of East Asia, Limited	205	241
First Union National Bank	201	35
Industrial Bank of Korea	195	-
Banca Monte dei Paschi di Siena	179	162
Metropolitan Bank Limited	170	87
Hua Nan Commercial Bank Ltd,	164	349
Credit Lyonnais	139	-
Bank of Shanghai	134	-
Bank of Taiwan	127	136
Agricultural Bank of China	106	295
Akbank T,A,S,	106	-
Credit Agricole	106	-
Banco Bradesco S,A,	89	-
Oriental Bank of Commerce	87	-
Kookmin Bank	78	201
Banca Nazionale Del Lavoro S,P	77	-
Hsbc Bank Middle East	77	-
International Commercial Bank	70	221
Taiwan Cooperative Bank	66	159
Banca Lombarda E Piemontese S,	60	-
Hanvit Bank	58	55
Bank of India	51	-
Caixabank S,A,	44	-
Fortis Bank S,A,/N,V, Brussels	42	15
Subtotal	1,787,943	1,554,071

	As of December 31,
	2018	2017
	MCh$	MCh$
Loans from foreign financial institutions, continuación
Banco de la Republica Oriental	41	-
Bank of Baroda	37	-
China Construcción Bank	35	90
Banco Internacional S,A,	33	-
Joint Stock Commercial Bank Fo,	33	-
Shanghai Commercial and Saving	33	-
Banistmo S,A,	32	-
Banca Popolare Dell’Emilia Rom	31	53
Bank of Montreal	31	30
Raiffeisen Bank Polska S,A,	31	-
Casa Di Risparmo De Padova E,R,	30	56
Industrial and Commercial Bank	30	119
Hdfc Bank Limited	28	-
Bankinter S,A,	24	-
Kbc Bank Nv	23	-
Banco Bpm SPA	21	-
Cassa Di Risparmio In Bologna	21	-
Banco De Sabadell S,A,	20	-
Banco Commerzbank	19	-
Taiwan Business Bank	19	19
Cajas Rurales Unidas	18	-
Chang Hwa Commercial Bank Ltd,	18	14
U,S, Bank (Formerly First Bank	18	-
United World Chinese Commercia	15	-
Banco Itau S,A,	14	-
Mega International Commercial	9	-
Banca Popolare Di Milano S,C,A	6	-
Hang Seng Bank (China) Limited	6	-
Sumitono Mitsui	4	-
Development Bank of Singapore	3	-
Abanca Corporacion Bancaria SA	-	60
Australia And New Zealand Bank	-	62
Banca Delle Marche SPA	-	76
Banco Bradesco S,A,	-	50
Banco Caixa Geral,	-	33
Banco Commerzbank	-	145
Banco de Occidente	-	282
Banco De Sabadell S,A,	-	10
Banco Do Brasil S,A,	-	268
Banco Internacional S,A,	-	33
Banco Popolare Soc Coop,	-	6
Banco Popular Espanol S,A,	-	19
Bancolombia S,A,	-	94
Bank Austria A,G,	-	2,317
Bank of Communications	-	93
Bank of Nova Scotia	-	112
Banque Generale Du Luxembourg	-	207
Cassa Di Risparmio Di Parma E	-	93
Citic Industrial Bank	-	39
Corporación Andina De Fomento	-	31,075
European Investment Bank	-	12,629
Habib Bank Limited	-	34
Hang Seng Bank Ltd,	-	39
Hsbc Bank PLC	-	30,838
Icici Bank Limited	-	8
J,P, Morgan Chase Bank N,A,	-	154
Kasikornbank Public Company Li,	-	25
Liu Chong Hing Bank Limited	-	21
Mizuho Corporate Bank	-	331
Punjab National Bank	-	47
Shanghai Pudong Development	-	714
Societe Generale	-	56
Thai Military Bank Public Comp,	-	377
The Toronto-Dominion Bank	-	62,743
Yapi Ve Kredi Bankasi A,S,	-	155
Zhejiang Commercial Bank Ltd,	-	175
Subtotal	683	143,801
Total	1,788,626	1,698,357

a)       Obligations with Central Bank of Chile

Debts to the Central Bank of Chile include credit lines for renegotiation of loans and other borrowings. These credit lines were provided by the Central Bank of Chile for renegotiation of loans due to the need to refinance debt as a result of the economic recession and crisis of the banking system in the early 1980s.

The outstanding amounts owed to the Central Bank of Chile under these credit lines are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Totals Line of credit for renegotiation with Central Bank of Chile	-	5

b)       Loans from domestic financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	-	480
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-

Total loans from domestic financial institutions	-	480

c)       Foreign obligations

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	1,648,955	1,477,318
Due within 1 and 2 year	139,671	185,519
Due within 2 and 3 year	-	35,035
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from foreign financial institutions	1,788,626	1,697,872